Annual Total Returns - FidelityConservativeIncomeBondFund-RetailPRO - FidelityConservativeIncomeBondFund-RetailPRO - Fidelity Conservative Income Bond Fund - Fidelity Conservative Income Bond Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	0.31%
Annual Return 2015	0.45%
Annual Return 2016	1.05%
Annual Return 2017	1.40%
Annual Return 2018	1.82%
Annual Return 2019	2.99%
Annual Return 2020	1.15%
Annual Return 2021	none
Annual Return 2022	1.26%
Annual Return 2023	5.84%